CONDENSED CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Revenues
Wholesale energy		$ 1,195	$ (906)
Revenue to affiliates		14	48
Retail energy		554	630
Energy-related businesses		248	280
Total Operating Revenues		2,011	52
Operation
Fuel		551	741
Energy purchases		290	(1,601)
Other operation and maintenance		531	514
Depreciation		164	151
Taxes, other than income		30	31
Energy-related businesses		233	279
Total Operating Expenses		1,799	115
Operating Income (Loss)		212	(63)
Other Income (Expense) - net		10	13
Interest Expense		91	64
Income (Loss) Before Income Taxes		131	(114)
Income Taxes		10	(58)
Income (Loss) from Continuing Operations After Income Taxes		121	(56)
Income (Loss) from Discontinued Operations (net of income taxes)		1	3
Net Income (Loss)		$ 122	$ (53)
Earnings Per Share of Common Stock - Basic:
Income (Loss) from continuing operations after income taxes (in dollars per share)		$ 1.33	$ (0.67)
Income (Loss) from discontinued operations (net of income taxes) (in dollars per share)		0.01	0.04
Net Income (Loss) (in dollars per share)		$ 1.34	$ (0.63)
Amounts Attributable to Shareowners:
Income from Continuing Operations After Income Taxes		$ (121)	$ 56
Earnings Per Share of Common Stock - Diluted:
Income (Loss) from continuing operations (in dollars per share)		$ 1.33	$ (0.67)
Income (Loss) from discontinued operations (net of income taxes) (in dollars per share)		0.01	0.04
Net Income (Loss) (in dollars per share)		$ 1.34	$ (0.63)
Net income (loss)		$ 122	$ (53)
Weighted-Average Shares of Common Stock Outstanding (in thousands)
Basic (in shares)		90,980	83,524
Diluted (in shares)		91,002	83,524
PPL Energy Supply LLC [Member]
Operating Revenues
Wholesale energy				$ 1,808	$ 2,909	$ 3,976
Revenue to affiliates				1,243	1,027	844
Retail energy				84	51	78
Energy-related businesses				601	527	448
Total Operating Revenues				3,736	4,514	5,346
Operation
Fuel				1,196	1,049	965
Energy purchases				209	1,171	1,821
Other operation and maintenance				1,007	1,026	997
Loss on lease termination				0	697	0
Depreciation				297	299	272
Taxes, other than income				57	53	55
Energy-related businesses				573	512	432
Total Operating Expenses				3,339	4,807	4,542
Operating Income (Loss)				397	(293)	804
Other Income (Expense) - net				30	32	19
Interest Expense				124	159	158
Income (Loss) Before Income Taxes				303	(420)	665
Income Taxes	[1]			116	(159)	236
Income (Loss) from Continuing Operations After Income Taxes				187	(261)	429
Income (Loss) from Discontinued Operations (net of income taxes)				223	32	46
Net Income (Loss)				410	(229)	475
Net Income (Loss) Attributable to Noncontrolling Interests				0	1	1
Net Income (Loss)				410	(230)	474
Amounts Attributable to Shareowners:
Income from Continuing Operations After Income Taxes				187	(262)	428
Income (Loss) from Discontinued Operations (net of income taxes)				223	32	46
Earnings Per Share of Common Stock - Diluted:
Net income (loss)				$ 410	$ (230)	$ 474

[1]	Excludes current and deferred federal and state tax expense recorded to Discontinued Operations of $109 million, $17 million and $27 million in 2014, 2013 and 2012. Also excludes federal and state tax expense (benefit) recorded to OCI of $(56) million, $47 million and $(267) million in 2014, 2013, and 2012.